Income Taxes, Net Deferred Income Tax Liability (Details) - USD ($) $ in Millions	Sep. 28, 2024	Sep. 30, 2023
Deferred Tax Assets [Abstract]
Accrued liabilities and reserves	$ 91	$ 72
Inventories	9	9
Net operating loss carryforward	200	167
Interest expense carryforward	168	129
Derivatives	30	0
Lease liability	155	152
Research and development credit carryforward	13	13
Federal and state tax credits	16	11
Capitalization research and development expenditures	67	40
Other	14	10
Total deferred tax assets	763	603
Valuation allowance	(106)	(94)
Total deferred tax assets, net of valuation allowance	657	509
Deferred Tax Liabilities [Abstract]
Property, plant and equipment	407	400
Intangible assets	353	377
Derivatives	0	22
Leased asset	152	148
Other	19	21
Total deferred tax liabilities	931	968
Net deferred tax liability	(274)	(459)
Net deferred tax liabilities	413	$ 512
Other Assets [Member]
Deferred Tax Liabilities [Abstract]
Net deferred tax assets	$ 139